Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Schedule of investments	Investments consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Investments held at cost	$4,405	$4,114
Equity method investments	3,970	3,048
Total investments	$8,375	$7,162